Document and Entity Information	May 18, 2022
Cover [Abstract]
Entity Registrant Name	Hyatt Hotels Corp
Amendment Flag	false
Entity Central Index Key	0001468174
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	May 18, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-34521
Entity Tax Identification Number	20-1480589
Entity Address, Address Line One	150 North Riverside Plaza
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	(312)
Local Phone Number	750-1234
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.01 par value
Trading Symbol	H
Security Exchange Name	NYSE
Entity Emerging Growth Company	false